GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,301,880	$ 1,292,775	$ 793,763
Intangible assets with indefinite lives		243,697	180,558
Intangible assets with definite lives, net		32,711	27,055
Total goodwill and intangible assets, net		$ 1,569,183	$ 1,001,376